Joint operations	12 Months Ended
Dec. 31, 2019
Joint operations
Joint operations

31.       Joint operations

The Ecopetrol Business Group carries out exploration and production operations through Exploration and Production (E&P) Contracts, Technical Evaluation (TEA) Contracts and Agreements signed with the National Hydrocarbons Agency or ANH, as well as through Partnership Contracts and other types of contracts. The main joint operations in 2019 are as follows:

31.1       Contracts in which Ecopetrol is not the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
Occidental Andina LLC	Chipirón	Production	30–40%	Colombia
	Cosecha		30%
	Cravo Norte		55%
	Rondón		50%
Chevron Petroleum Group	Guajira	Production	57%	Colombia
Mansarovar Energy Colombia Ltd	Nare	Production	50%	Colombia
Meta Petroleum Corp	Quifa	Production	40%	Colombia
Equion Energy Limited	Piedemonte	Production	55%	Colombia
Perenco Colombia Limited	Casanare	Production	74.40%	Colombia
	Corocora		83.91%
	Estero		95.98%
	Garcero		91.22%
	Orocúe		86.47%
Petrobras, Repsol & Statoil	Tayrona	Exploration	30%	North Caribbean Offshore
Shell	Deep Rydberg/Aleatico	Exploration	29%	Gulf of Mexico
Noble Energy	Gunflint	Production	32%	Gulf of Mexico
Murphy Oil	Dalmatian	Production	30%	Gulf of Mexico
Anadarko	K2	Production	21%	Gulf of Mexico
Shell - Parmer	Palmer	Exploration	30%	Gulf of Mexico
OXY (Anadarko)	Warrior	Exploration	30%	Gulf of Mexico
HESS	ESOXX	Exploration	21%	Gulf of Mexico
PEMEX Exploracion Y Produccion	Bloque 8	Exploration	50%	Gulf of Mexico
PETRONAS PC Carigali Mexico Operations, S.A. de C.V.	Bloque 6	Exploration	50%	Gulf of Mexico
Occidental Petroleum Company	Rodeo Midland Basin	Production	49%	Texas U.S. - Midland Basin
Equion Energia Limited	Niscota	Production	20%	Colombia
CNOOC - British Petroleum	Pau Brasil	Exploration	20%	Brazil
Shell / Chevron	Saturno	Exploration	10%	Brazil
Chevron	CE-M-715_R11	Exploration	50%	Brazil
Lewis	SSJN1	Exploration	50%	Colombia
Interoil Colombia	Mana	Production	30%	Colombia
Interoil Colombia	Ambrosia	Production	30%	Colombia
Interoil Colombia	Rio Opia	Production	30%	Colombia
Canacol	Rancho Hermoso Otras formaciones	Production	70%	Colombia
Vetra	La Punta Santo Domingo	Production	45%	Colombia
Geopark	Llanos 86	Exploration	50%	Colombia
Geopark	Llanos 87	Exploration	50%	Colombia
Geopark	Llanos 104	Exploration	50%	Colombia

31.2       Contracts in which Ecopetrol is the operator

			%	Geographic area of
Partners	Contract	Type	Participation	operations
ExxonMobil Exploration Colombia	VMM29	Exploration	50%	Colombia
	CR2
	C62
Talisman Colombia Oil	CPO9	Exploration	55%	Colombia
ONGC Videsh Limited Colombia Branch	RC9	Exploration	50%	Colombia
CPVEN Sucursal Colombia	VMM32	Exploration	51%	Colombia
Shell Exploration and Production	CR4	Exploration	50%	Colombia
SK Innovation Co Ltd.	San Jacinto	Exploration	70%	Colombia
Repsol Exploración Colombia S.A.	Catleya	Exploration	50%	Colombia
Emerald Energy PLC Suc. Colombia	Cardon	Exploration	50%	Colombia
Talismán Colombia oil and gas Ltd.	CPO9 – Akacias	Production	55%	Colombia
Parex Resourses Colombia Ltd.	ORC401 CRC-2004-01	Exploration	50%	Colombia
Occidental Andina LLC	La Cira Infantas	Exploration	58%
	Teca		76%	Colombia
Ramshorn International Limited	Guariquies I	Production	50%	Colombia
Equion Energy Limited	Cusiana	Production	98%	Colombia
	Planta de Gas
Perenco Oil And Gas	San Jacinto Rio Paez	Production	68%	Colombia
Cepsa Colombia
Total Colombie	Mundo Nuevo	Exploration	15%	Colombia
Talisman Oil & Gas
ONGC Videsh Limited	Block RC–9 Contract– Caribbean Round No. 37–2007	Exploration	50%	Gulf of Mexico

31.3       Relevant operations during the period

During 2019 and 2018, the following significant events occurred in respect of joint operations contracts:

(a)           Strategic alliance with Occidental Petroleum Corp.

In July 2019, Ecopetrol S.A. and Occidental Petroleum Corp. (OXY) entered into a Joint Operation contract in order to execute a joint plan for the development of unconventional drilling in the Permian Basin in the US state of Texas.

OXY holds a 51% interest in the joint operation, while Ecopetrol holds the remaining 49%. This interest was acquired by means of a 50% advance payment at the close of the transaction on November 13, 2019 with the remaining 50% as a deferred investment to be paid over time in the activities included in the development plan. The total payment by Ecopetrol will amount to USD$1,500 million.

To enable the operation, two companies were established: Ecopetrol USA Inc. and Ecopetrol Permian LLC.

(b)          Acquisition 30% Sul de Gato do Mato discovery

On October 21, 2019, Ecopetrol S.A. announced that it had signed an agreement for USD$105 million with Shell Brasil Petróleo Ltda through its subsidiary Ecopetrol Óleo e Gás do Brasil Ltda., to acquire 30% of the interests, rights and obligations in two areas corresponding to the BM-S-54 Concession Agreement and the Sul de Gato do Mato shared production agreement, located offshore in Brazil's pre-salt Santos basin, where a hydrocarbons deposit known as "Gato do Mato" was discovered. Shell will reduce its stake from 80% to 50% with this agreement and will continue as an operator, while the French company Total will retain the remaining 20%.

The agreement signed by Ecopetrol Óleo e Gás do Brasil Ltda. and Shell Brasil Petróleo Ltda. is undergoing the respective approval process before Brazil's Ministry of Mines and Energy, and its National Agency of Petroleum, Natural Gas and Biofuels.

(c)           Agreement for the acquisition of 10% in Saturn Block

In December 2018, the Group entered into an agreement with Shell and Chevron, for a 10% stake in the Saturn block, located in the central region of the Santos basin, which was assigned to Shell and Chevron on September 28, 2018 in the Fifth Pre-Salt Round conducted by the National Petroleum, Natural Gas and Biofuels Agency of Brazil (ANP).

On July 17, 2019, the Ministry of Mines and Energy of Brazil authorized the transfer of 10% of the Saturn block for USD$85 million, located in the Santos basin, to Ecopetrol Óleo e Gás do Brasil, a percentage of which Shell Brasil Petróleo Ltda and Chevron Brasil Óleo e Gas Ltda. were equal holders. In the new shareholding structure, Ecopetrol retains 10% of the interests of the block, while Shell (the operator) and Chevron each retain 45% of the total.

(d)           Stake in Guajira Association

On November 22, 2019, Hocol signed an agreement with Chevron Petroleum Company to acquire its share in the Chuchupa and Ballena fields located in the department of La Guajira. These fields are operated by Chevron through the Guajira Association Agreement (57% Ecopetrol and 43% Chevron). Under the terms of the agreement, Hocol will acquire Chevron’s share (43%), and will assume the position of operator. This transaction is subject to approval by the Superintendence of Industry and Commerce (SIC), and has no impact on the accounting figures as of December 31, 2019.